Income Tax Expense (Benefit) - Income Taxes Recognized Directly in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax relating to components of other comprehensive income [abstract]
Remeasurements of net defined benefit liabilities (assets), before tax	₩ 165,864	₩ (220,801)	₩ 148,436
Gain (loss) on valuation of derivatives, before tax	12,495	(12,495)
Foreign currency translation differences for foreign operations, before tax	(80,718)	871,292	48,181
Change in equity of equity method investee, before tax	(11,603)	6,364	(171)
Other comprehensive income, before tax	86,038	644,360	196,446
Related income tax	(43,503)	57,438	(38,032)
Gain (loss) on valuation of derivatives, Tax benefit (expense)	(3,268)	3,268
Foreign currency translation differences for foreign operations, tax benefit (expense)	(245)	(1,503)
Change in equity of equity method investee, tax benefit (expense)	1,925	(1,951)
Other comprehensive income, tax benefit (expense)	(45,091)	57,252	(38,032)
Remeasurements of net defined benefit liabilities (assets), net of tax	122,361	(163,363)	110,404
Gain (loss) on valuation of derivatives, Net of Tax	9,227	(9,227)
Foreign currency translation differences for foreign operations, net of tax	(80,963)	869,789	48,181
Change in equity of equity method investee, net of tax	(9,678)	4,413	(171)
Other comprehensive income for the year, net of income tax	₩ 40,947	₩ 701,612	₩ 158,414